Fees Summary	Feb. 04, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 9,859,000.00
Final Prospectus	true